Amounts Due to Related Party and Related Party Transactions - Schedule of Undocumented Advances (Details) - Notes Payable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Undocumented Advances [Line Items]
Advance amount	$ 975,840
Amount Due to Dr. Dent	319,840	$ 420,000
09/24/24 [Member]
Schedule of Undocumented Advances [Line Items]
Advance amount	130,000
Amount Due to Dr. Dent		30,000
09/30/24 [Member]
Schedule of Undocumented Advances [Line Items]
Advance amount	10,000
Amount Due to Dr. Dent		10,000
10/01/24 [Member]
Schedule of Undocumented Advances [Line Items]
Advance amount	35,000
Amount Due to Dr. Dent		35,000
10/08/24 [Member]
Schedule of Undocumented Advances [Line Items]
Advance amount	90,000
Amount Due to Dr. Dent		90,000
10/15/24 [Member]
Schedule of Undocumented Advances [Line Items]
Advance amount	60,000
Amount Due to Dr. Dent		60,000
10/21/24 [Member]
Schedule of Undocumented Advances [Line Items]
Advance amount	85,000
Amount Due to Dr. Dent		85,000
11/06/24 [Member]
Schedule of Undocumented Advances [Line Items]
Advance amount	70,000
Amount Due to Dr. Dent		70,000
11/13/24 [Member]
Schedule of Undocumented Advances [Line Items]
Advance amount	40,000
Amount Due to Dr. Dent		40,000
06/13/25 [Member]
Schedule of Undocumented Advances [Line Items]
Advance amount	70,000
Amount Due to Dr. Dent	70,000
07/30/25 [Member]
Schedule of Undocumented Advances [Line Items]
Advance amount	56,000
Amount Due to Dr. Dent
08/12/25 [Member]
Schedule of Undocumented Advances [Line Items]
Advance amount	100,000
Amount Due to Dr. Dent	100,000
10/23/25 [Member]
Schedule of Undocumented Advances [Line Items]
Advance amount	70,000
Amount Due to Dr. Dent	70,000
11/18/25 [Member]
Schedule of Undocumented Advances [Line Items]
Advance amount	80,000
Amount Due to Dr. Dent
12/29/25 [Member]
Schedule of Undocumented Advances [Line Items]
Advance amount	10,000
Amount Due to Dr. Dent	10,000
12/30/25 [Member]
Schedule of Undocumented Advances [Line Items]
Advance amount	45,000
Amount Due to Dr. Dent	45,000
12/30/25 [Member]
Schedule of Undocumented Advances [Line Items]
Advance amount	14,840
Amount Due to Dr. Dent	14,840
12/31/25 [Member]
Schedule of Undocumented Advances [Line Items]
Advance amount	10,000
Amount Due to Dr. Dent	$ 10,000